Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party [Abstract]
Summary of Transactions with Related Parties Who Are Not Members of The Group

During the year ended September 30, 2024, the Group entered into the following transactions with related parties:

(in USD)	Property lease payments		Loan arrangement fees		Purchase of assets from the group
	2024	2023	2024	2023	2024	2023
Paragon Partners Company Limited	30,749	30,549	—	—	—	—
Executive officers	—	—	44,000	—	—	1,423

	Amounts owed by related parties		Amounts owed to related parties		Borrowings from related parties
(in USD)	2024	2023	2024	2023	2024	2023
Executive officers	—	—	—	—	309,191	—

Summary of Compensation To Directors And Executive Officers

The compensation to Directors and executive officers of the Group for the years ended September 30, 2024 and 2023, comprised the following:

	For the Year Ended September 30,
(in USD)	2024	2023
Short-term employee benefits	1,088,706	1,168,934
Post-employment benefits	9,318	9,332
Share-based payments	34	111,703
	1,098,058	1,289,969